Note 5 - Loans Receivable, Net - Commercial Real Estate Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Loans receivable		$ 594,798	$ 560,794
Commercial Real Estate Portfolio Segment [Member]
Loans receivable		$ 334,117	$ 299,080
Percent of Total		100.00%	100.00%
Commercial Real Estate Portfolio Segment [Member] | Alabama [Member]
Loans receivable		$ 1,742	$ 1,902
Percent of Total		0.50%	0.70%
Commercial Real Estate Portfolio Segment [Member] | FLORIDA
Loans receivable		$ 2,790	$ 3,781
Percent of Total		0.90%	1.30%
Commercial Real Estate Portfolio Segment [Member] | Idaho [Member]
Loans receivable		$ 3,371	$ 3,529
Percent of Total		1.00%	1.20%
Commercial Real Estate Portfolio Segment [Member] | Indiana [Member]
Loans receivable		$ 3,374	$ 2,189
Percent of Total		1.00%	0.70%
Commercial Real Estate Portfolio Segment [Member] | IOWA
Loans receivable		$ 4,755	$ 1,973
Percent of Total		1.40%	0.70%
Commercial Real Estate Portfolio Segment [Member] | Minnesota [Member]
Loans receivable		$ 232,991	$ 213,983
Percent of Total		69.80%	71.50%
Commercial Real Estate Portfolio Segment [Member] | North Carolina [Member]
Loans receivable		$ 5,996	$ 2,926
Percent of Total		1.80%	1.00%
Commercial Real Estate Portfolio Segment [Member] | NORTH DAKOTA
Loans receivable		$ 1,093	$ 8,447
Percent of Total		0.30%	2.80%
Commercial Real Estate Portfolio Segment [Member] | OHIO
Loans receivable		$ 1,680	$ 0
Percent of Total		0.50%	0.00%
Commercial Real Estate Portfolio Segment [Member] | Pennsylvania [Member]
Loans receivable		$ 2,056	$ 0
Percent of Total		0.60%	0.00%
Commercial Real Estate Portfolio Segment [Member] | Tennessee [Member]
Loans receivable		$ 0	$ 1,036
Percent of Total		0.00%	0.30%
Commercial Real Estate Portfolio Segment [Member] | WISCONSIN
Loans receivable		$ 72,510	$ 57,512
Percent of Total		21.70%	19.20%
Commercial Real Estate Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 1,759	$ 1,802
Percent of Total	[1]	0.50%	0.60%

[1]	Amounts under one million dollars in both years are included in "Other states".